Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Convertible loan	$ 2,349,000	$ 2,349,000
Accrued interest	$ 117,000	$ 118,000